Equity- Restricted share grants (Details) - Restricted Stock - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shares
Beginning balance	0
Granted/Acquired	13,169	52,670
Forfeited		0
Vested	(13,169)	(52,670)
Ending balance		0
Weighted Average Grant Date Fair Value Per Share
Beginning balance		$ 0	$ 0
Granted/Acquired	$ 5.11	25.65
Forfeited	0	0
Vested	$ 5.11	25.65
Ending balance		$ 0